Note 16 -Stock-based Compensation Plans - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Number of Stock Options Outstanding (in shares)	657,209	526,321
Weighted-Average Exercise Price (in dollars per share)	$ 18.21	$ 12.36
Weighted-Average Remaining Contractual Life (Year)	4 years 255 days	4 years 328 days	4 years 73 days
Aggregate Intrinsic Value	$ 8.7	$ 5.7	$ 4.9
Granted, shares (in shares)	272,144	274,500	170,932
Granted, weighted-average exercise price (in dollars per share)	$ 27.96	$ 23.18
Exercised, shares (in shares)	(46,065)	(142,112)
Exercised, weighted-average exercise price (in dollars per share)	$ 11.75	$ 6.98
Forfeited, shares (in shares)	(3,950)	(1,500)
Forfeited, weighted-average exercise price (in dollars per share)	$ 26.43	$ 23.14
Number of Stock Options Outstanding (in shares)	879,338	657,209	526,321
Weighted-Average Exercise Price (in dollars per share)	$ 21.41	$ 18.21	$ 12.36
Vested or expected to vest at January 31, 2019, shares (in shares)	879,338
Vested or expected to vest at January 31, 2019, weighted-average exercise price (in dollars per share)	$ 21.41
Vested or expected to vest at January 31, 2019 (Year)	4 years 255 days
Vested or expected to vest at January 31, 2019, aggregate intrinsic value	$ 8.7
Exercisable at January 31, 2019, shares (in shares)	536,620
Exercisable at January 31, 2019, weighted-average exercise price (in dollars per share)	$ 19.17
Exercisable at January 31, 2019 (Year)	4 years 73 days
Exercisable at January 31, 2019, aggregate intrinsic value	$ 6.5